Note 7 - Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Deposits (Details) [Line Items]
Time Deposits	$ 120,643,000
Brokered and Wholesale Deposits [Member] | Minimum [Member]
Note 7 - Deposits (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.25%
Brokered and Wholesale Deposits [Member] | Maximum [Member]
Note 7 - Deposits (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	0.30%
Brokered and Wholesale Deposits [Member] | Customers Outside Market Area [Member]
Note 7 - Deposits (Details) [Line Items]
Time Deposits	12,283,000	1,240,000
Brokered and Wholesale Deposits [Member]
Note 7 - Deposits (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.25%
Customers Outside Market Area [Member]
Note 7 - Deposits (Details) [Line Items]
Time Deposits	$ 13,237,000	$ 3,800,000